UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2005

                   Date of reporting period: June 30, 2006


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1. Proxy Voting Record




                                      MEETING                                                              FOR/AGAINST  FOR/AGAINST
    ISSUER	       TICKER    CUSIP	   DATE           MATTER VOTED ON           PROPOSED BY    VOTE CAST     ABSTAIN 	 MANAGEMENT
    ------         ------    -----     ----           ---------------           -----------    ---------     ------     -----------
Columbia Bancorp    CBMD   197227101 12/05/05	1) Appr. merger Fulton Fncl     Management      12/01/05	  FOR		    FOR
				    				2) Appr. Adj/Postpone meeting   Management	12/01/05	  FOR           FOR
Emcor Group	        EME	   29084q100 01/27/06	1) Amendment to Cert of Inc.    Management	01/20/06	  FOR		    FOR
Emerson Electric    EMR    291011104 02/07/06	1) Election of Directors        Management	02/03/06	  FOR           FOR
								2) Approve 2006 incentive       Management	02/03/06 	  FOR		    FOR
								   shares plan
                                                3) Ratify KPMG LLP as IPA       Management      02/03/06	  FOR           FOR
								4) Proposal on severance        Management      02/03/06      FOR           FOR
								   agreements in Proxy
Griffon Group       GFF    398433102 02/03/06   1) Directors		        Management	02/02/06	  FOR		    FOR
                                                2) '06 Equity Incentive Pln     Management	02/02/06	 AGAINST      AGAINST
							      3) '06 Performance Bonus Pln    Management      02/02/06      FOR		    FOR
Urstadt Biddle      UBA    917286205 03/09/06	1) Directors		        Management	03/06/06	  FOR           FOR
Properties Inc.						2) Ratify PFK as IPA	        Management      03/06/06	  FOR           FOR
								3) Amend Rest Stk Award Pln.    Management	03/06/06	  FOR		    FOR
Burlington          BR	   122014103 03/30/06	1) Appr. merger 	              Management      03/27/06	  FOR           FOR
Resources							2) Appr adj/postponement        Management      03/27/06	  FOR           FOR
SCS Transportation  SCST   81111t102 04/20/06   1) Directors		        Management	04/15/06	  For           For
							      2) Ratify KPMG LLP as IPA       Management	04/15/06	  For           For
Pentair	        PNR    709631105 05/04/06   1) Directors		        Management	05/03/06	  For		    For
								2) Ratify D&T as IA	        Management	05/03/06	  For           For
Suntrust Banks	  STI    867914103 04/18/06   1) Directors		        Management      04/17/06	  For           For
								2) Ratify PWC as IA             Management      04/17/06	  For           For
							      3) Directors Elected Annually   Shareholder     04/17/06	  For	        AGAINST
KMG America	        KMA    482563103 04/18/06   1) Directors		        Management	04/17/06	  For		    For
								2) '04 Equity Incentive Plan    Management	04/17/06	 AGAINST	  AGAINST
Brush Engineered    BW     117421107 05/02/06   1) Directors		        Management	05/01/06	  For		    For
M00000aterials						2) '06 stock incentive plan     Management	05/01/06	  For		    For
								3) '06 non-emp dir eqty pln     Management	05/01/06	 AGAINST	  AGAINST
								4) Ratify Ernst & Young IA      Management	05/01/06	  For		    For
Washington Mutual   WM     939322103 04/18/06	1) Directors		        Management	04/17/06      For		    For
	 							2) Ratify Deloitte & Touche     Management      04/17/06      For		    For
							      3) '03 equity incentive plan    Management      04/17/06      For		    For
 								4) Executuive comp plan         Management      04/17/06      For		    For
								5) Amend Articles of Inc        Management      04/17/06      For		    For
								6) Disc of political Cont       Shareholder     04/17/06      For		  AGAINST
CNX Gas  	        CXG    12618h3o9 04/28/06	1) Directors		        Management	04/27/06   	  For		    For
								2) Ratify PWC LLP as IA	        Management	04/27/06   	  For		    For
PPL Corporation     PPL    69351t106 04/28/06   1) Directors		        Management	04/27/06  	  For		    For
								2) Appr. sht-trm incent plan    Management      04/27/06  	  For		    For
								3) Ratify IPA		        Management      04/27/06   	  For		    For
								4) Shareholder proposal	        Shareholder	04/27/06     AGAINST        For
Suncor Energy       SU	   867229106 04/26/06	1) Directors		        Management	04/24/06	  For		    For
								2) Ratify PWC as IA	        Management      04/24/06	  For		    For
American National   AMNB   027745108 04/25/06	1) Directors		        Management      04/20/06      For           For
Bankshares
EOG Resources	  EOG    26875p101 05/02/06	1) Directors		        Management	05/01/06      For           For
								2) Ratify Deloitte & Touche     Management	05/01/06      For           For
Energy Partners     EPL    29270u105 05/04/06   1) Directors		        Management	05/03/06	  For           For
								2) Increase authorized shares   Management	05/03/06	  For           For
								3) long term stk incent plan    Management	05/03/06	  For           For
								4) Ratify KPMG LLP as IPA       Management	05/03/06	  For           For
Energen Corp	  EGN    29265n108 04/26/06   1) Directors                    Management	04/24/06	  For           For
CIT Group           CIT    125581108 05/09/06   1) Directors                    Management	05/05/06	  For           For
                                                2) Ratify PWC as IA		  Management
                                                2) Ratify PWC as IA	        Management	05/05/06	  For           For
                                                3) Long-term incentive pln      Management	05/05/06	  For           For
								4) Executive incentive plan     Management	05/05/06	  For           For
Partnerre Ltd       PRE    g6852t105 05/12/06   1) Directors                    Management	04/25/06	  WH-03       AGAINST
								2) Ratify Deloitte & Touche     Management	04/25/06	  For		    For
								3) Other matters	              Management  	04/25/06	  For		    For
Provident Bankshs.  PBKS  7438591853 05/17/06   1) Directors                    Management	05/15/06	  For		    For
								2) Ratify KPMG LLP as IPA       Management	05/15/06	  For		    For
Rush Enterprises    RUSHA  781846209 05/16/06   1) Directors		        Management	05/15/06	  For           For
								2) '06 non-emp dir option pln   Management	05/15/06	  For           For
								3) Ratify Ernst & Young IA      Management	05/15/06	  For           For
								4) Other matters	              Management	05/15/06	  For           For
Rush Enterprises    RUSHB  781846308 05/16/06   1) Directors		        Management	05/15/06	  For           For
								2) '06 non-emp dir option pln   Management	05/15/06	  For           For
								3) Ratify Ernst & Young IA      Management	05/15/06	  For           For
								4) Other matters	              Management	05/15/06	  For           For
NGP Capital Res	  NGPC   62912r107 05/17/06   1) Directors		        Management	05/15/06	  For           For
Wabash National     WNC    929566107 05/18/06   1) Directors		        Management	05/16/06	  For           For
Assurant            AIZ    04621x108 05/18/06   1) Directors                    Management	05/16/06	  For           For
                                                2) Ratify PWC as IA	        Management	05/16/06	  For           For
First Potomac Rlty  FPO    33610f109 05/26/06   1) Directors                    Management	05/25/06	  For		    For
USI Holdings	  USIH   9033h101  05/24/06   1) Directors                    Management	05/23/06	  For		    For
								2) Management incentive plan    Management	05/23/06	  For		    For
								3) '02 equity incentive plan    Management	05/23/06	  For		    For
Allied Waste	  AW     019589308 05/25/06	1) Directors                    Management	05/23/06	  For		    For
    								2) Ratify PWC as IA	        Management	05/23/06	  For		    For
								3) '06 incentive stock plan     Management	05/23/06	  For		    For
								4) '06 incentive comp plan      Management	05/23/06	  For		    For
								5) Majority voting directors    Shareholder	05/23/06	  For		  AGAINST
								6) Severance agreements	        Shareholder	05/23/06	 AGAINST	    For
Waste Industries    WWIN   941057101 05/17/06   1) Directors		        Management	05/15/06	  For           For
								2) Other matters	              Management	05/15/06	  For		    For
FTI Consulting      FCN	   302941109 06/06/06	1) Directors		        Management	06/05/06	  For		    For
								2) Long-term i9ncentive plan    Management	06/05/06	  For		    For
								3) Deferred compensation        Management	06/05/06	  For		    For
								4) Employee stk purchase plan   Management	06/05/06	  For		    For
								5) Incentive comp plan          Management	06/05/06	  For		    For
								6) Ratify KPMG LLP as IPA       Management	06/05/06	  For		    For
Radyne Corp	        RADN   750611402 06/07/02   1) Directors		        Management	06/06/06	  For           For
								2) Long trm incentive plan      Management	06/06/06	 AGAINST      AGAINST
Emcor Group	        EME    29084q100 06/15/06	1) Directors		        Management	06/09/06	  For		    For
								2) Stock incentive plan	        Management	06/09/06	  For		    For
								3) Ratify Ernst & Young IA      Management	06/09/06	  For		    For






                               Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 10, 2006